CONDENSED BALANCE SHEET	Sep. 30, 2020 USD ($)
Current Assets
Cash	$ 519,800
Prepaid expense and other current assets	115,902
Total Current Assets	635,702
Marketable securities held in Trust Account	100,038,271
TOTAL ASSETS	100,673,973
Current Liabilities
Accounts payable and accrued expenses	60,687
Total Current Liabilities	60,687
Deferred tax liability	198
Total Liabilities	60,885
Common stock subject to possible redemption 9,561,358 shares at redemption value	95,613,084
Stockholders' Equity
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value, 30,000,000 shares authorized, 3,089,162 shares issued and outstanding (excluding 9,561,358 shares subject to possible redemption)	309
Additional paid in capital	5,204,896
Accumulated deficit	(205,201)
Total Stockholders' Equity	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 100,673,973